Operating Leases (Details) (USD $)	Dec. 31, 2014
Operating Leases [Line Items]
2015	$ 439,000
2016	451,000
2017	463,000
2018	441,000
2019	122,000
Thereafter	0
Total future minimum lease payments	$ 1,916,000